SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Exercise of share options

Pursuant to the consulting agreement signed between TJ Capital and the Company on July 30, 2019, TJ Capital opted to exercise 30,000 share options on a cashless basis. On January 10, 2022, the Company issued 24,382 common shares to TJ Capital.

Pursuant to the employment agreement with Dr. Yunhao Chen, the Chief Financial Officer of the Company on May 28, 2017, Dr. Yunhao Chen opted to exercise 120,000 shares at the exercise price of $1.50 on February 1, 2022.

Exercise of warrants

58,700 warrants in connection with January 2021 equity financing were exercised to purchase 58,700 common shares at $2.70 per share in January 2022.

Equity financing

On February 24, 2022, the Company closed a registered direct offering of 1,966,251 Class A common shares at a price of $2.88 per share with certain institutional investors for total gross proceeds of $5.66 million. The proceeds from this offering will be used for general corporate and working capital purposes.